Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
VAT	$ 17,384	$ 20,905
Accrued social security taxes payable	6,444	6,195
Personal income tax withholding payable	927	896
Other	3,205	9,632
Tax payables	$ 27,960	$ 37,628